UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

Friess Small Cap Growth Fund
Schedule of Investments (Unaudited)
March 31, 2019

Shares		Cost	Value
COMMON STOCKS - 95.6%
COMMUNICATION SERVICES
	Interactive Home Entertainment - 3.0%
429,110	Glu Mobile, Inc. +*	$3,078,417	$4,694,463
	Interactive Media & Services - 4.5%
62,765	CarGurus, Inc. +*	1,898,773	2,514,366
187,487	EverQuote, Inc., Class A +*	1,525,803	1,394,903
239,425	QuinStreet, Inc. +*	3,361,010	3,205,901
	Movies & Entertainment - 2.0%
35,788	World Wrestling Entertainment, Inc., Class A +	3,288,039	3,105,683
Total Communication Services		13,152,042	14,915,316

CONSUMER DISCRETIONARY
	Apparel Retail - 3.8%
153,450	American Eagle Outfitters, Inc.	3,235,552	3,401,987
75,566	Shoe Carnival, Inc. +	2,789,853	2,571,511
	Apparel, Accessories & Luxury Goods - 2.2%
143,994	Levi Strauss & Co., Class A *	3,204,114	3,391,059
	Automotive Retail - 2.3%
39,668	America's Car-Mart, Inc. +*	2,943,375	3,623,275
	Footwear - 4.2%
107,168	Crocs, Inc. *	2,842,262	2,759,576
26,082	Deckers Outdoor Corp. *	1,981,838	3,833,793
	Restaurants - 2.7%
39,117	Dine Brands Global, Inc. +	3,111,766	3,570,991
47,248	El Pollo Loco Holdings, Inc. +*	713,454	614,696
	Specialty Stores - 2.0%
164,576	MarineMax, Inc. +*	3,369,875	3,153,276
Total Consumer Discretionary		24,192,089	26,920,164

ENERGY
	Oil & Gas Equipment & Services - 2.1%
448,011	McDermott International, Inc. *	3,220,840	3,333,202
	Oil & Gas Exploration & Production - 2.1%
1,219,577	Northern Oil and Gas, Inc. +*	2,989,810	3,341,641
Total Energy		6,210,650	6,674,843

FINANCIALS
	Insurance Brokers - 2.2%
54,324	eHealth, Inc. +*	1,152,317	3,386,558
Total Financials		1,152,317	3,386,558

HEALTH CARE
	Biotechnology - 5.7%
122,197	CareDx, Inc. *	2,898,951	3,851,649
55,040	Emergent BioSolutions, Inc. *	3,729,180	2,780,621
89,758	Veracyte, Inc. *	1,751,856	2,245,745
	Health Care Equipment - 8.8%
153,054	AxoGen, Inc. +*	3,195,005	3,223,317
61,887	Tandem Diabetes Care, Inc. +*	631,953	3,929,824
155,106	Vapotherm, Inc. +*	2,525,041	3,047,833
114,808	Wright Medical Group N.V. +*	3,315,471	3,610,712

	Health Care Services - 1.9%
45,745	Addus HomeCare Corp. *	2,862,337	2,908,925
	Health Care Supplies - 1.4%
93,146	Establishment Labs Holdings, Inc. +*	2,134,498	2,239,230
	Health Care Technology - 1.3%
30,424	Teladoc Health, Inc. +*	2,007,346	1,691,574
10,755	Vocera Communications, Inc. +*	283,822	340,181
	Life Sciences Tools & Services - 2.1%
30,457	PRA Health Sciences, Inc. *	2,174,651	3,359,103
	Pharmaceuticals - 1.9%
112,995	Horizon Pharma PLC *	3,017,819	2,986,458
Total Health Care		30,527,930	36,215,172

INDUSTRIALS
	Aerospace & Defense - 1.6%
45,728	Cubic Corp. +	2,758,320	2,571,742
	Air Freight & Logistics - 1.5%
56,395	Hub Group, Inc., Class A *	2,884,452	2,303,736
	Construction & Engineering - 1.5%
44,469	Comfort Systems USA, Inc.	2,127,888	2,329,731
	Diversified Support Services - 1.9%
88,583	Mobile Mini, Inc.	3,224,247	3,006,507
	Electrical Components & Equipment - 2.6%
435,978	Enphase Energy, Inc. +*	2,795,698	4,024,077
	Human Resource & Employment Services - 2.0%
163,051	Upwork, Inc. +*	3,564,170	3,120,796
	Industrial Machinery - 6.0%
149,538	Harsco Corp. *	3,346,047	3,014,686
135,239	Kornit Digital Ltd. +*	2,917,892	3,218,688
89,131	SPX Corp. *	3,091,669	3,100,868
	Research & Consulting Services - 2.0%
67,413	Huron Consulting Group, Inc. *	3,198,566	3,183,242
Total Industrials		29,908,949	29,874,073

INFORMATION TECHNOLOGY
	Application Software - 9.2%
26,636	Ceridian HCM Holding, Inc. +*	780,450	1,366,427
102,660	Pluralsight, Inc., Class A +*	2,987,936	3,258,428
74,013	Smartsheet, Inc., Class A *	1,461,563	3,018,990
16,205	The Trade Desk, Inc., Class A *	870,519	3,207,780
83,936	Upland Software, Inc. +*	1,870,764	3,555,529
	Communications Equipment - 5.2%
262,541	Calix, Inc. *	1,825,274	2,021,566
58,647	Lumentum Holdings, Inc. +*	2,943,214	3,315,901
62,472	Plantronics, Inc.	3,173,480	2,880,584
	Electronic Components - 1.9%
78,851	II-VI, Inc. +*	3,057,958	2,936,411
	Electronic Manufacturing Services - 1.9%
58,211	Fabrinet *	2,804,812	3,047,928
	Technology Hardware, Storage & Peripherals - 2.1%
151,846	Pure Storage, Inc., Class A *	2,909,774	3,308,724
Total Information Technology		24,685,744	31,918,268

Total Common Stocks		129,829,721	149,904,394

SHORT-TERM INVESTMENT - 5.5%
Money Market Deposit Account - 5.5%
8,557,632	US Bank N.A., 0.30%^	8,557,632	8,557,632
Total Money Market Deposit Account		8,557,632	8,557,632

Total Short-Term Investment		8,557,632	8,557,632

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 32.6%
Investment Company - 32.6%
51,068,221	Mount Vernon Liquid Asset Portfolio, LLC, 2.63%^	51,068,221	51,068,221
Total Investment Company		51,068,221	51,068,221

Total Investments Purchased with the Cash Proceeds from Securities Lending		51,068,221	51,068,221

Total Investments - 133.7%		$189,455,574	209,530,247
Liabilities in Excess of Other Assets - (33.7)%			(52,803,181)
TOTAL NET ASSETS - 100.0%			$156,727,066

+	All or a portion of this security was out on loan at March 31, 2019. Total loaned securities had a market value of $49,656,644 at March 31, 2019.
*	Non Income Producing.
^	The rate shown is the annualized seven day effective yield as of March 31, 2019.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's securities as of March 31, 2019:

	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$149,904,394	$-	$-	$149,904,394
Short-Term Investments	-	8,557,632		-	8,557,632
Investment Purchased with the Cash Proceeds from Securities Lending*	51,068,221		-	-	51,068,221
Total Investments	$51,068,221	$158,462,026	$-	$-	$209,530,247

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   May 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   May 9, 2019

By (Signature and Title)  /s/ Ryan L. Roell
                                         Ryan L. Roell, Treasurer

Date   May 9, 2019